Partners' Capital/Share Capital (Details) - Schedule of number of shares and stated value of the outstanding shares $ in Thousands	Dec. 31, 2021 CAD ($) shares
Common Shares [Member]
Partners' Capital/Share Capital (Details) - Schedule of number of shares and stated value of the outstanding shares [Line Items]
Number of shares (in Shares) | shares	74,252,460
Stated value	$ 26,580
Voting Participating Preferred Shares [Member]
Partners' Capital/Share Capital (Details) - Schedule of number of shares and stated value of the outstanding shares [Line Items]
Number of shares (in Shares) | shares	7,034,444
Stated value	$ 48,246
Non-Voting Participating Preferred Shares [Member]
Partners' Capital/Share Capital (Details) - Schedule of number of shares and stated value of the outstanding shares [Line Items]
Number of shares (in Shares) | shares	38,508,117
Stated value	$ 80,862
Director Voting Preferred Shares [Member]
Partners' Capital/Share Capital (Details) - Schedule of number of shares and stated value of the outstanding shares [Line Items]
Number of shares (in Shares) | shares	1,000
Stated value	$ 10
Share capital [Member]
Partners' Capital/Share Capital (Details) - Schedule of number of shares and stated value of the outstanding shares [Line Items]
Stated value	$ 155,698